Business Combinations (Details Textual)					1 Months Ended		12 Months Ended
		Sep. 20, 2018 CLP ($)	Sep. 20, 2018 USD ($)	Aug. 09, 2018 CLP ($)	Aug. 31, 2018 CLP ($) shares	Dec. 29, 2016 CLP ($)	Dec. 31, 2018 CLP ($) shares	Dec. 31, 2017	Nov. 13, 2018 shares	Aug. 09, 2018 USD ($)	Jan. 29, 2018 CLP ($) $ / perunit	Nov. 17, 2016 CLP ($)	Nov. 17, 2016 USD ($)	Jun. 08, 2016 CLP ($)	Jun. 08, 2016 USD ($)	Mar. 31, 2016 CLP ($)	Mar. 31, 2016 USD ($)	Jan. 07, 2016 CLP ($)	Dec. 09, 2015 CLP ($)	Dec. 09, 2015 USD ($)	May 07, 2014 CLP ($)	May 07, 2014 USD ($)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				17.00%	30.0004%		49.9589%			17.00%	0.18%
Consideration transferred, acquisition-date fair value				$ 5,457,935,000	$ 361,560,000		$ 641,489,000			$ 8,500,000,000	$ 49,400,000,000							$ 118,092,000
Payment Of Capital Commitment						$ 2,226,656,000
Number of instruments or interests issued or issuable | $ / perunit											934,774,763
Consideration paid (received)					$ 470,711,000
Number of shares issued and fully paid | shares							369,502,872		(12,000)
Bebidas del Paraguay S.A [Member]
Disclosure of detailed information about business combination [line items]
Proportion of voting rights held in subsidiary	[1]						50.0049%	50.0049%
Sajona Brewing Company S.R.L [Member] | Bebidas del Paraguay S.A [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																51.00%	51.00%
Consideration transferred, acquisition-date fair value																$ 641,489,000	$ 1,000,000,000
Bebidas Bolivianas BBO SA Member [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				17.00%						17.00%											34.00%	34.00%
Consideration transferred, acquisition-date fair value				$ 5,457,935,000						$ 8,500,000,000		$ 663,951,000	$ 1,019,970,000	$ 1,510,420,000	$ 2,221,696,000				$ 1,921,245,000	$ 2,720,000	$ 13,776,885	$ 24,303,000
Proportion of voting rights held in subsidiary				51.00%
Payment Of Capital Commitment		$ 1,044,688,000	$ 1,530,029,000
Cervecera Guayacn SpA Member [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					30.0004%
Consideration transferred, acquisition-date fair value					$ 361,560,000
Proportion of voting rights held in subsidiary					50.0004%
Number of instruments or interests issued or issuable					39,232,000
Consideration paid (received)					$ 470,711,000
Number of shares issued and fully paid | shares					49,038

[1]	See Note 1 – General Information, letter E), Subsidiaries with direct or indirect participation of less than 50%